UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05742

Name of Fund:  BlackRock Funds:

BlackRock Emerging Market Allocation Portfolio

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2016

Date of reporting period: 01/31/2016

Item 1 – Schedule of Investments

Consolidated Schedule of Investments January 31, 2016 (Unaudited)	Blackrock Emerging Market Allocation Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
United States — 10.4%
3M Co., 3.88%, 6/15/44	$50	$49,699
Abbott Laboratories, 5.30%, 5/27/40	100	115,546
Amazon.com Inc.:
4.80%, 12/05/34	50	52,549
4.95%, 12/05/44	75	78,963
American Express Co., 4.05%, 12/03/42	75	72,213
Apple, Inc.:
3.85%, 5/04/43	150	134,658
3.45%, 2/09/45	75	62,577
4.38%, 5/13/45	150	146,239
Bristol-Myers Squibb Co., 4.50%, 3/01/44	100	110,457
Eli Lilly & Co., 3.70%, 3/01/45	100	97,374
General Electric Co.:
4.13%, 10/09/42	75	73,802
4.50%, 3/11/44	100	104,576
Goldman Sachs Group, Inc., 6.13%, 2/15/33	150	173,748
The Goldman Sachs Group, Inc., 4.80%, 7/08/44	150	148,475
HSBC Holdings PLC:
6.50%, 9/15/37	225	257,934
6.10%, 1/14/42	125	153,495
Intel Corp.:
4.80%, 10/01/41	75	77,811
4.25%, 12/15/42	100	96,125
4.90%, 7/29/45	75	77,597
International Business Machines Corp., 5.60%, 11/30/39	75	84,650
Johnson & Johnson, 4.38%, 12/05/33	200	220,484
Merck & Co., Inc.:
6.50%, 12/01/33	100	130,053
3.70%, 2/10/45	100	93,344
Microsoft Corp.:
3.50%, 2/12/35	75	70,492
5.30%, 2/08/41	175	199,122
3.75%, 2/12/45	125	114,772
4.45%, 11/03/45	125	128,075
Oracle Corp.:
4.30%, 7/08/34	125	123,497
3.90%, 5/15/35	100	93,448
5.38%, 7/15/40	200	218,323
4.13%, 5/15/45	100	91,495
PepsiCo, Inc.:
4.00%, 3/05/42	100	98,057
4.25%, 10/22/44	100	99,729
Pfizer, Inc.:
7.20%, 3/15/39	100	137,924
4.40%, 5/15/44	75	77,725

Corporate Bonds	Par (000)	Value
United States (continued)
Procter & Gamble Co., 5.55%, 3/05/37	$100	$124,736
Visa, Inc., 4.30%, 12/14/45	200	206,421
Wal-Mart Stores, Inc.:
5.25%, 9/01/35	125	145,838
6.50%, 8/15/37	150	196,361
5.63%, 4/01/40	75	90,189
5.63%, 4/15/41	200	240,431
4.30%, 4/22/44	100	103,590
Total Corporate Bonds — 10.4%		5,172,594

Foreign Agency Obligations
Chile — 1.4%
Bonos del Banco Central de Chile en UF, 3.00%, 3/01/22	359	553,784
Corp. Nacional del Cobre de Chile, 4.25%, 7/17/42	200	152,887

		706,671
China — 0.4%
State Grid Overseas Investment 2013, Ltd., 3.13%, 5/22/23	200	201,538
Hong Kong — 0.7%
Sinochem Overseas Capital Co., Ltd., 4.50%, 11/12/20	100	105,722
Sinopec Group Overseas Development 2012, Ltd., 3.90%, 5/17/22	200	206,905

		312,627
Malaysia — 0.9%
Petroliam Nasional Bhd, 7.63%, 10/15/26	200	263,678
Petronas Capital, Ltd., 3.50%, 3/18/25	200	196,485

		460,163
Mexico — 1.1%
Mexican Udibonos, 4.50%, 12/04/25	5,950	363,778
Petroleos Mexicanos:
5.50%, 1/21/21	100	98,375
6.50%, 6/02/41	50	42,600
5.63%, 1/23/46	25	19,250

		524,003

BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	JANUARY 31, 2016	1

Consolidated Schedule of Investments (continued)	Blackrock Emerging Market Allocation Portfolio

Foreign Agency Obligations	Par (000)	Value
Netherlands — 0.4%
Kazakhstan Temir Zholy Finance BV, 6.38%, 10/06/20	$200	$191,900
United Kingdom — 0.4%
Sinopec Group Overseas Development 2013, Ltd., 4.38%, 10/17/23	200	209,071
Total Foreign Agency Obligations — 5.3%		2,605,973

Foreign Government Obligations
Argentine Republic Government International Bond:
8.75%, 6/02/17	65	73,450
8.28%, 12/31/33	386	430,776
2.50%, 12/31/38	350	213,500
Brazilian Government International Bond:
4.88%, 1/22/21	350	334,250
8.88%, 4/15/24	100	111,250
4.25%, 1/07/25	200	167,700
8.75%, 2/04/25	100	111,750
8.25%, 1/20/34	100	101,000
7.13%, 1/20/37	50	45,250
5.00%, 1/27/45	200	137,500
Chile Government International Bond, 2.25%, 10/30/22	250	243,750
Colombia Government International Bond:
7.75%, 4/14/21	4,100	1,251,546
4.38%, 7/12/21	600	601,500
8.13%, 5/21/24	150	176,625
7.38%, 9/18/37	200	210,500
6.13%, 1/18/41	100	93,000
5.63%, 2/26/44	200	174,500
5.00%, 6/15/45	200	163,500
Indonesia Government International Bond:
11.63%, 3/04/19	300	377,163
3.75%, 4/25/22	400	389,447
8.50%, 10/12/35	100	126,418
7.75%, 1/17/38	200	237,810
6.75%, 1/15/44	200	218,047
Kazakhstan Government International Bond, 5.13%, 7/21/25	200	199,040
Korea Treasury Bond, 1.13%, 6/10/23	530,977	433,131
Lithuania Government International Bond:
5.13%, 9/14/17	200	212,500

Foreign Government Obligations	Par (000)	Value
Lithuania Government International Bond (continued):
7.38%, 2/11/20	$500	$591,250
6.13%, 3/09/21	300	347,625
6.63%, 2/01/22	400	482,898
Mexico Government International Bond:
5.95%, 3/19/19	150	165,975
5.13%, 1/15/20	200	216,400
3.63%, 3/15/22	200	201,000
4.00%, 10/02/23	250	253,125
3.60%, 1/30/25	200	194,250
8.30%, 8/15/31	100	145,500
6.75%, 9/27/34	100	120,750
6.05%, 1/11/40	250	269,062
4.75%, 3/08/44	330	298,650
5.55%, 1/21/45	250	252,188
4.60%, 1/23/46	200	177,500
5.75%, 10/12/49	176	161,920
Panama Government International Bond:
7.13%, 1/29/26	500	617,500
6.70%, 1/26/36	100	119,500
4.30%, 4/29/53	200	170,500
Peruvian Government International Bond:
7.13%, 3/30/19	200	226,900
8.75%, 11/21/33	100	139,000
6.55%, 3/14/37	330	380,325
5.63%, 11/18/50	250	258,125
Philippine Government International Bond:
8.38%, 6/17/19	150	182,893
4.00%, 1/15/21	100	108,730
4.20%, 1/21/24	300	333,400
10.63%, 3/16/25	50	80,289
5.50%, 3/30/26	400	486,534
9.50%, 2/02/30	100	163,203
7.75%, 1/14/31	100	146,053
6.38%, 1/15/32	200	266,621
6.38%, 10/23/34	300	409,589
5.00%, 1/13/37	200	240,961
Poland Government International Bond:
6.38%, 7/15/19	200	226,200
5.13%, 4/21/21	400	443,000
5.00%, 3/23/22	200	221,004
3.00%, 3/17/23	150	147,810
4.00%, 1/22/24	250	261,481
Romanian Government International Bond:
6.75%, 2/07/22	100	118,155
4.38%, 8/22/23	300	315,423
4.88%, 1/22/24	400	433,600

2	BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	JANUARY 31, 2016

Consolidated Schedule of Investments (continued)	Blackrock Emerging Market Allocation Portfolio

Foreign Government Obligations	Par (000)		Value
Romanian Government International Bond (continued):
6.13%, 1/22/44	$126		$148,995
Russian Foreign Bond — Eurobond:
5.00%, 4/29/20	100		103,733
4.88%, 9/16/23	200		203,500
12.75%, 6/24/28	200		317,690
7.50%, 3/31/30	200		517,641
South Africa Government Bond — CPI Linked, 5.50%, 12/07/23	5,440		427,872
South Africa Government International Bond:
5.88, 5/30/22	500		527,550
4.67%, 1/17/24	200		194,750
5.88%, 9/16/25	200		208,574
6.25%, 3/08/41	100		102,350
Turkey Government International Bond:
7.50%, 7/14/17	100		107,009
6.75%, 4/03/18	400		429,696
7.50%, 11/07/19	100		112,602
5.13%, 3/25/22	200		207,553
5.75%, 3/22/24	200		213,800
7.38%, 2/05/25	100		117,794
8.00%, 2/14/34	100		126,089
6.75%, 5/30/40	100		112,654
4.88%, 4/16/43	400		356,500
6.63%, 2/17/45	200		228,088
Ukraine Government International Bond:
7.75%, 9/01/19	—	(a)	333
7.75%, 9/01/20	160		150,320
7.75%, 9/01/25	100		90,800
Uruguay Government International Bond, 7.63%, 3/21/36	200		244,000
Venezuela Government International Bond:
7.75%, 10/13/19	175		59,062
6.00%, 12/09/20	45		14,513
12.75%, 8/23/22	210		80,325
9.00%, 5/07/23	50		17,000
8.25%, 10/13/24	205		68,675

Foreign Government Obligations	Par (000)	Value
Venezuela Government International Bond (continued):
11.75%, 10/21/26	$180	$66,150
9.25%, 9/15/27	185	67,987
11.95%, 8/05/31	300	111,000
7.00%, 3/31/38	150	48,375
Total Foreign Government Obligations — 46.0%		22,992,772

Investment Companies (b)	Shares
United States — 5.5%
BlackRock Emerging Markets Flexible Dynamic Bond Portfolio	321,845	2,754,996
Total Long-Term Investments (Cost — $35,034,417) — 67.2%		33,526,335

Short-Term Securities — 30.4%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.32% (b)(c)	15,190,850	15,190,850
Total Short-Term Securities (Cost — $15,190,850) — 30.4%		15,190,850
Total Investments (Cost — $50,225,267*) — 97.6%		48,717,185
Other Assets Less Liabilities — 2.5%		1,269,667

Net Assets — 100.0%		$49,986,852

*	As of January 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$53,982,222

Gross unrealized appreciation	$260,852
Gross unrealized depreciation	(5,525,889)

Net unrealized appreciation	$(5,265,037)

BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	JANUARY 31, 2016	3

Consolidated Schedule of Investments (continued)	Blackrock Emerging Market Allocation Portfolio

Notes to Consolidated Schedule of Investments

(a)	Amount is less than $500.

(b)	During the period ended January 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2015	Shares Purchased	Shares Sold	Shares Held at January 31, 2016	Value at January 31, 2016	Net Income
BlackRock Emerging Markets Flexible Dynamic	320,593	1,252	—	321,845	$2,754,996	—
BlackRock Liquidity Funds, TempFund, Institutional Class	21,581,862	—	(6,391,012)[1]	15,190,850	$15,190,850	$8,950
iSharesMSCI Frontier 100 ETF	20,794	—	(20,794)	—	—	—

[1]	Represents net shares sold.

(c)	Current yield as of period end.

Portfolio Abbreviations

BHD	Bahraini Dinar
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
KRW	South Korean Won
LIBOR	London Interbank Offered Rate
OTC	Over-the-Counter
MXN	Mexican Peso
MYR	Malaysian Ringgit
PLN	Polish Zloty
USD	U.S. Dollar
ZAR	South African Rand

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts

Contracts Long	Issue	Expiration	Notional Value	Unrealized Appreciation
157	SGX S&P Nifty Index	February 2016	$ 2,371,014	$31,437

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
INR	163,633,417	USD	2,434,659	JPMorgan Chase Bank, N.A.	4/05/16	$(47,779)
USD	562,430	CLP	400,000,000	BNP Paribas S.A.	3/10/16	3,893
USD	1,379,527	COP	4,400,000,000	JPMorgan Chase Bank, N.A.	3/10/16	44,127
USD	445,606	KRW	520,000,000	JPMorgan Chase Bank, N.A.	3/10/16	15,763
USD	411,857	MXN	6,850,000	Deutsche Bank AG	3/10/16	35,133
USD	486,518	ZAR	7,100,000	Deutsche Bank AG	3/10/16	42,700
Total						$93,837

4	BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	JANUARY 31, 2016

Consolidated Schedule of Investments (continued)	Blackrock Emerging Market Allocation Portfolio

OTC Interest Rate Swaps

Fixed Rate	Floating Rate	Counterparty	Effective Date	Expiration Date	Notional Amount (000)	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
THB 2.55%[1]	6-Month LIBOR	Bank of America N.A.	3/16/16[2]	3/16/21	43,030	$33,804	—	$33,804
TWD 1.10%[1]	3-Month LIBOR	JPMorgan Chase Bank N.A.	3/16/16[2]	3/16/21	38,070	14,489	—	14,489
KRW 1.91%[1]	3-Month LIBOR	Bank of America N.A.	3/16/16[2]	3/16/21	711,010	8,056	—	8,056
MYR 4.51%[1]	3-Month LIBOR	BNP Paribas S.A.	3/16/16[2]	3/16/21	5,400	38,762	—	38,762
PLN 1.81%[1]	6-Month LIBOR	JPMorgan Chase Bank N.A.	3/16/16[2]	3/16/21	4,760	(4,896)	—	(4,896)
ZAR 8.10%[1]	6-Month LIBOR	JPMorgan Chase Bank N.A.	3/16/16[2]	3/16/21	11,660	(9,846)	—	(9,846)
CLP 4.45%[1]	3-Month LIBOR	JPMorgan Chase Bank N.A.	3/16/16[2]	3/16/21	456,140	5,905	—	5,905
MXN 5.75[1]	3-Month LIBOR	Bank of America N.A.	3/16/16[2]	3/10/21	11,720	17,170		17,170
						$103,444	—	$103,444

[1]	Fund pays the floating rate and receives the fixed rate.

[2]	Forward swap.

OTC Total Return Swaps1

Reference Entity	Counterparty	Expiration Date	Net Notional	Unrealized Depreciation	Net Value of Reference Entity
Equity Securities Long/Short	Goldman Sachs & Co.	1/13/16 – 8/01/17	$16,614,916	$(41,938)[2]	$15,602,825
	Goldman Sachs & Co.	5/19/16 – 7/27/23	$1,525	(7,716)[3]	1,388
	UBS AG	8/08/16	$16,759,446	(3,192,111)[4]	13,193,442
Total				$(3,241,765)	$28,797,655

[1]

The Fund receives or pays the total return on a portfolio of long and short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 20-1125 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest: IntercontinentalExchange LIBOR USD 1 Month; USD Spot Next.

[2]	Amount includes $970,153 of net dividends and financing fees.

[3]	Amount includes $(7,579) of net dividends and financing fees.

[4]	Amount includes $373,893 of net dividends and financing fees.

BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	JANUARY 31, 2016	5

Consolidated Schedule of Investments (continued)	Blackrock Emerging Market Allocation Portfolio

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Goldman Sachs & Co. as of January 31, 2016, expiration dates 1/13/16 – 8/01/17:

	Shares	Value
Reference Entity — Long
Brazil
AMBEV SA	27,400	$127,827
AMBEV SA, ADR	23,154	108,129
Banco Bradesco SA — ADR	45,987	210,161
Banco Bradesco SA, Preference Shares	44,640	202,564
Banco do Brasil SA	19,600	67,868
Braskem SA — ADR	9,529	114,253
Braskem SA, Preference A Shares	7,200	43,202
BRF SA	5,900	71,143
Cia Brasileira de Distribuicao Grupo Pao de Acucar	4,600	43,967
Cia Brasileira de Distribuicao Grupo Pao de Acucar —ADR	8,990	85,855
Cia Energetica de Minas Gerais, ADR	49,926	73,890
Cia Energetica de Minas Gerais, Preference Shares	53,100	78,459
Cia Energetica de Sao Paulo, Preference ‘B’ Shares	31,100	102,557
EDP — Energias do Brasil SA	4,900	14,848
Fibria Celulose SA	7,600	83,718
Fibria Celulose SA — Sponsored ADR	7,312	80,798
Gerdau SA — ADR	133,136	121,154
Gerdau SA, Preference Shares	85,300	76,774
Itau Unibanco Holding SA, Preference Shares	25,034	156,157
Itau Unibanco Holding SA, Preference Shares — ADR	17,558	110,440
Itausa — Investimentos Itau SA, Preference Shares	176,900	304,283
JBS SA	37,900	102,335
Marfrig Global Foods SA	20,400	31,112
Metalurgica Gerdau SA, Preference Shares	47,900	12,335
Multiplus SA	9,100	72,121
Petroleo Brasileiro SA, Preference Shares	37,200	45,014
Rumo Logistica Operadora	6,970	—
Tim Participacoes SA	3,600	5,733
Transmissora Alianca de Energia Eletrica SA	4,500	19,565

		2,566,262
China
3SBio, Inc.	57,500	69,709
58.com, Inc. — ADR	2,998	168,188

	Shares	Value
Reference Entity — Long
China (continued)
Alibaba Group Holding Ltd. — SP ADR	9,031	$605,348
Angang Steel Co. Ltd.	26,000	11,377
Anhui Conch Cement Co. Ltd., Class H	46,000	90,314
Anhui Expressway Co. Ltd., Class H	36,000	28,555
ANTA Sports Products Ltd.	47,000	113,618
Baidu, Inc. — ADR	2,569	419,441
Bank of China Ltd., Class H	335,000	131,176
Bank of Communications Co. Ltd., Class H	21,000	12,839
Beijing Capital International Airport Co. Ltd., Class H	210,000	190,782
Beijing North Star Co. Ltd.	14,000	3,957
China Cinda Asset Management Co. Ltd.	262,000	82,442
China CITIC Bank Corp. Ltd., Class H	72,000	42,162
China Communications Services Corp. Ltd., Class H	76,000	29,930
China Construction Bank Corp., Class H	655,000	399,874
China Everbright Bank Co. Ltd., Class H	100,000	47,107
China Galaxy Securities Co. Ltd., Class H	17,000	12,576
China Harmony New Energy Auto Holding Ltd.	7,500	4,767
China International Marine Containers Group Co. Ltd., Class H	7,000	10,960
China Lesso Group Holdings Ltd.	13,000	7,075
China Life Insurance Co. Ltd., Class H	81,000	196,382
China Machinery Engineering Corp.	25,000	17,278
China Pacific Insurance Group Co. Ltd., Class H	40,000	141,146
China Petroleum & Chemical Corp. — ADR	5,542	312,070
China Petroleum & Chemical Corp. Class H	130,000	73,442
China Railway Construction Corp. Ltd., Class H	13,500	13,558
China Railway Group Ltd., Class H	220,000	158,867
China Telecom Corp. Ltd., Class H	38,000	17,873
China Unicom Hong Kong Ltd.	62,000	68,690
China Vanke Co. Ltd., Class H	1,900	4,352
CITIC Securities Co. Ltd., Class H	115,000	223,736
CNOOC Ltd.	79,000	80,519
Cogobuy Group	12,000	13,116
Ctrip.com International Ltd. — ADR	2,377	101,450

6	BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	JANUARY 31, 2016

Consolidated Schedule of Investments (continued)	Blackrock Emerging Market Allocation Portfolio

	Shares	Value
Reference Entity — Long
China (continued)
Dalian Wanda Commercial Properties Co. Ltd., Class H	25,900	$125,043
Datang International Power Generation Co. Ltd., Class H	298,000	79,612
Dongfang Electric Corp. Ltd.	8,000	6,492
Dongfeng Motor Group Co. Ltd., Class H	34,000	40,475
Fuyao Glass Industry Group Co. Ltd.	4,400	8,961
GF Securities Co. Ltd., Class H	10,400	20,982
Great Wall Motor Co. Ltd., Class H	83,500	64,468
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	30,000	66,657
Huadian Fuxin Energy Corp. Ltd.	16,000	3,139
Huadian Power International Corp. Ltd., Class H	16,000	9,565
Huaneng Power International, Inc., Class H	28,000	23,037
Industrial & Commercial Bank of China Ltd., Class H	457,000	237,841
JD.com, Inc. — ADR	2,747	71,504
Jiangsu Expressway Co. Ltd., Class H	14,000	16,845
Longfor Properties Co. Ltd.	69,500	88,790
Lonking Holdings Ltd.	105,000	13,598
Metallurgical Corp. of China Ltd.	66,000	15,334
NetEase, Inc. — ADR	4,273	667,186
New China Life Insurance Co. Ltd., Class H	18,500	63,366
New Oriental Education & Technology Group, Inc. — ADR	6,910	217,043
People’s Insurance Co. Group of China Ltd., Class H	104,000	41,717
Ping An Insurance Group Co. of China Ltd., Class H	111,000	502,902
Qihoo 360 Technology Co. Ltd. — ADR	642	46,038
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	23,800	46,107
Shenzhen Expressway Co. Ltd.	58,000	46,344
Sihuan Pharmaceutical Holdings Group Ltd.	131,000	16,836
Sino-Ocean Land Holdings Ltd.	249,500	126,500
Sinopec Shanghai Petrochemical Co. Ltd., Class H	114,000	46,226
Sinopharm Group Co. Ltd., Class H	22,800	80,988
Sinotrans Ltd., Class H	22,000	10,063
Sohu.com, Inc.	5,104	257,191
TAL Education Group — ADR	2,707	129,855
Tencent Holdings Ltd.	46,800	879,217
Tianjin Capital Environmental Protection Group Co. Ltd.	40,000	25,707

	Shares	Value
Reference Entity — Long
China (continued)
Tianneng Power International Ltd.	22,000	$16,450
Vipshop Holdings Ltd. — ADR	2,904	37,287
Weichai Power Co. Ltd., Class H	44,000	42,163
Zhejiang Expressway Co. Ltd., Class H	186,000	163,122
ZTE Corp., Class H	960	1,745

		8,261,072
Greece
Tsakos Energy Navigation Ltd.	860	5,005
Hong Kong
Belle International Holdings Ltd.	111,000	74,788
CGN Meiya Power Holdings Co. Ltd.	38,000	5,659
China Jinmao Holdings Group Ltd.	236,000	61,768
China Mobile Ltd.	40,000	439,367
China Mobile Ltd., ADR	7,235	394,525
China Power International Development Ltd.	186,000	83,074
China Resources Cement Holdings Ltd.	148,000	35,855
China Resources Enterprise Ltd.	2,000	3,189
China Resources Land Ltd.	72,222	178,488
China Resources Power Holdings Co. Ltd.	16,000	27,217
China Taiping Insurance Holdings Co. Ltd.	33,600	70,929
China Unicom Hong Kong Ltd., ADR	20,373	225,937
ENN Energy Holdings Ltd.	10,000	45,090
Geely Automobile Holdings Ltd.	230,000	99,016
Haier Electronics Group Co. Ltd.	26,000	45,900
KWG Property Holding Ltd.	112,000	70,995
REXLot Holdings Ltd.	50,000	643
Shimao Property Holdings Ltd.	57,000	80,361
Sino Biopharmaceutical Ltd.	238,000	164,003
Skyworth Digital Holdings Ltd.	66,000	34,296

		2,141,100
Hungary
MOL Hungarian Oil & Gas PLC	3,986	193,806
Indonesia
Adaro Energy Tbk PT	1,058,700	40,877
AKR Corporindo Tbk PT	41,200	22,118
Bank Negara Indonesia Persero Tbk PT	7,700	2,777
Matahari Department Store Tbk PT	8,300	9,744
Summarecon Agung Tbk PT	258,300	27,539
Telekomunikasi Indonesia Persero Tbk PT	49,400	12,120
Telekomunikasi Indonesia Persero Tbk PT, ADR	10,239	501,711
Unilever Indonesia Tbk PT	22,400	60,088

BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	JANUARY 31, 2016	7

Consolidated Schedule of Investments (continued)	Blackrock Emerging Market Allocation Portfolio

	Shares	Value
Reference Entity — Long
Indonesia (continued)
United Tractors Tbk PT	182,300	$232,991

		909,965
Malaysia
Astro Malaysia Holdings Bhd	95,800	64,501
British American Tobacco Malaysia Bhd	23,900	333,047
IOI Corp. Bhd	28,800	33,752
KNM Group Bhd	69,000	8,241
MISC Bhd	23,900	50,607
Petronas Chemicals Group Bhd	58,200	101,036
Top Glove Corp. BHD	98,800	129,241
YTL Corp. Bhd	38,300	14,421
YTL Power International Bhd	104,500	37,026

		771,872
Mexico
Alfa SAB de C.V., Series A	343,400	638,417
America Movil SAB de C.V., Series L	24,800	17,488
Arca Continental SAB de C.V.	3,400	20,322
Cemex SAB de C.V.	911,062	411,887
Cemex SAB de C.V. — ADR	57,758	261,644
El Puerto de Liverpool SAB de C.V., Series C1	30,315	361,619
Gentera SAB de C.V.	50,900	91,036
Gruma SAB de C.V.	26,531	401,964
Grupo Aeroportuario del Pacifico SAB de C.V., ADR	3,679	309,183
Grupo Aeroportuario del Pacifico SAB de C.V., Class B	37,800	317,484
Grupo Bimbo SAB de C.V., Series A	128,200	358,071
Grupo Elektra SAB de C.V.	4,230	79,531
Grupo Televisa SAB CPO	12,900	68,363
Kimberly-Clark de Mexico SAB de CV, Class A	109,300	261,292
La Comer SAB de C.V.	4,300	3,822
OHL Mexico SAB de C.V.	24,600	22,881
Wal-Mart de Mexico SAB de C.V.	284,806	715,715

		4,340,719
Netherlands
Yandex NV	11,823	158,665
Peru
Credicorp Ltd.	1,479	149,911
Philippines
Energy Development Corp.	578,900	67,005
Globe Telecom, Inc.	3,320	130,456
Jollibee Foods Corp.	1,290	5,575
Metropolitan Bank & Trust Co.	4	6

		203,042

	Shares	Value
Reference Entity — Long
Poland
Bank Handlowy w Warszawie SA	751	$13,805
Enea SA	27,234	78,561
Orange Polska SA	4,596	7,313
Polski Koncern Naftowy Orlen SA	21,970	336,935
Polskie Gornictwo Naftowe i Gazownictwo SA	14,128	18,031
Tauron Polska Energia SA	119,772	79,761

		534,406
Qatar
Barwa Real Estate Co.	11,791	105,043
Commercial Bank of Qatar QSC	607	6,663
Doha Bank QSC	335	3,382
Qatar Electricity & Water Co.	1,099	56,038
Qatar National Bank	960	43,460

		214,586
Russia
Aeroflot — Russian Airlines OJSC	93,027	62,429
AK Transneft OAO, Preference Shares	4	10,252
Alrosa AO	72,700	59,436
Inter Rao Ues OAO	382,000	6,923
Lukoil PJSC — ADR	4,337	147,549
Magnitogorsk Iron & Steel Works OJSC	46,900	11,824
Magnitogorsk Iron & Steel Works OJSC, — GDR	1,754	5,577
MMC Norilsk Nickel	267	31,220
Mobile Telesystems — ADR	15,747	110,229
Mobile TeleSystems OJSC	10,600	31,872
Moscow Exchange MICEX-RTS OAO	97,190	123,459
Rosneft Oil Co. OJSC	21,431	77,008
Sberbank of Russia	42,910	55,066
Severstal PAO, — GDR	3,644	29,562
Sistema JSFC	208,000	48,541
Sistema JSFC — GDR	11,502	64,871
Surgutneftegas OAO	51,200	25,190
Tatneft OAO	12,132	54,229
Tatneft PAO, ADR	1,692	46,193
Uralkali PJSC — GDR	761	8,634

		1,010,064
South Africa
Barclays Africa Group Ltd.	2,990	27,273
Barloworld Ltd.	4,497	20,149
Bidvest Group Ltd.	14,260	329,308
Capitec Bank Holdings Ltd.	7,151	217,790
Clicks Group Ltd.	2,467	13,496
FirstRand Ltd.	14,830	42,071
Harmony Gold Mining Co. Ltd. — ADR	15,250	27,298
Hyprop Investments Ltd.	36,532	233,259

8	BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	JANUARY 31, 2016

Consolidated Schedule of Investments (continued)	Blackrock Emerging Market Allocation Portfolio

	Shares	Value
Reference Entity — Long
South Africa (continued)
Investec Ltd.	2,948	$19,187
Mediclinic International Ltd.	9,576	72,815
MMI Holdings Ltd.	5,200	7,449
Mondi Ltd.	2,212	36,602
Mr Price Group Ltd.	2,646	27,308
MTN Group Ltd.	4,612	40,756
Naspers Ltd., Class N	1,733	219,004
Netcare Ltd.	38,995	82,973
PSG Group Ltd.	218	2,509
Sanlam Ltd.	2,064	7,600
Sappi Ltd.	22,696	103,383
Sasol Ltd.	8,221	216,266
Sasol Ltd., ADR	3,619	94,094
Sibanye Gold Ltd.	28,112	62,573
Standard Bank Group Ltd.	20,603	146,693

		2,049,856
South Korea
Cell Biotech Co. Ltd.	315	18,050
Coway Co. Ltd.	2,757	226,875
Crown Confectionery Co. Ltd.	1	494
Daesang Corp.	150	4,779
GS Home Shopping, Inc.	37	5,044
Hyundai Development Co-Engineering & Construction	2,314	87,940
Hyundai Engineering & Construction Co. Ltd.	2,340	72,186
Hyundai Home Shopping Network Corp.	93	8,699
Hyundai Merchant Marine Co. Ltd.	13,575	32,592
Hyundai Motor Co.	557	62,458
Hyundai Steel Co.	3,057	125,657
Hyundai Wia Corp.	809	71,781
Industrial Bank of Korea	10,969	106,130
Kangwon Land, Inc.	8,542	295,046
KEPCO Plant Service & Engineering Co. Ltd.	192	16,011
Kia Motors Corp.	157	5,961
Kolmar BNH Co. Ltd.	478	16,300
Korea Electric Power Corp.	714	31,343
Korea Gas Corp.	685	21,494
Korea Investment Holdings Co. Ltd.	1,203	47,067
Korea Zinc Co. Ltd.	96	35,047
KT Corp.	2,188	50,447
KT Corp. — ADR	15,695	193,362
KT Skylife Co. Ltd.	832	10,459
KT&G Corp.	1,553	134,069
LG Chem Ltd.	517	129,369
LG Display Co. Ltd.	934	17,166
LG Household & Health Care Ltd.	207	172,559
LG Innotek Co. Ltd.	1,041	72,288
LG Uplus Corp.	3,909	31,703
Lotte Chemical Corp.	303	70,471

	Shares	Value
Reference Entity — Long
South Korea (continued)
Lotte Food Co. Ltd.	62	$49,129
LOTTE Himart Co. Ltd.	905	42,744
Lotte Shopping Co. Ltd.	300	59,679
LS Corp.	2,565	80,730
Medy-Tox, Inc.	128	55,589
NAVER Corp.	36	18,982
Orion Corp.	7	6,048
Poongsan Corp.	710	14,465
S-Oil Corp.	292	19,224
Samsung Card Co. Ltd.	649	20,681
Samsung Electronics Co. Ltd.	527	509,847
Shinhan Financial Group Co. Ltd.	1,403	45,349
Shinhan Financial Group Co. Ltd., ADR	3,942	125,908
Silicon Works Co. Ltd.	1,354	31,847
SK Hynix, Inc.	13,273	306,354
SK Innovation Co. Ltd.	1,059	117,034
SK Networks Co. Ltd.	4,011	18,359
SKC Co. Ltd.	2,766	72,038
Sungwoo Hitech Co. Ltd.	13,238	91,620
Yuhan Corp.	74	20,694

		3,879,168
Taiwan
AU Optronics Corp.	66,000	17,164
AU Optronics Corp., ADR	70,716	179,619
Catcher Technology Co. Ltd.	13,000	96,724
Cathay Financial Holding Co. Ltd.	67,000	73,172
Chailease Holding Co. Ltd.	2,080	3,317
ChipMOS Technologies Bermuda Ltd.	404	7,272
Chunghwa Telecom Co. Ltd.	52,000	161,111
Chunghwa Telecom Co. Ltd. — ADR	17,944	558,417
Compeq Manufacturing Co. Ltd.	132,000	75,998
Cub Elecparts, Inc.	1,149	13,211
Elan Microelectronics Corp.	109,000	139,164
Elite Advanced Laser Corp.	14,400	55,180
Everlight Electronics Co. Ltd.	40,000	66,931
Faraday Technology Corp.	45,600	61,072
Feng TAY Enterprise Co. Ltd.	70,340	378,339
First Financial Holding Co. Ltd.	555	253
Foxconn Technology Co. Ltd.	66,660	129,133
Fubon Financial Holding Co. Ltd.	224,000	247,321
Highwealth Construction Corp.	11,200	10,401
Hon Hai Precision Industry Co. Ltd.	181,692	427,449
Hon Hai Precision Industry Co. Ltd. — GDR	49	231
Hota Industrial Manufacturing Co. Ltd.	6,000	25,219
Innolux Corp.	437,000	124,899
Inotera Memories, Inc.	115,000	99,120
Inventec Co. Ltd.	15,000	11,252
King Yuan Electronics Co. Ltd.	261,000	173,950

BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	JANUARY 31, 2016	9

Consolidated Schedule of Investments (continued)	Blackrock Emerging Market Allocation Portfolio

	Shares	Value
Reference Entity — Long
Taiwan (continued)
Lite-On Technology Corp.	11,285	$12,007
PChome Online, Inc.	4,804	43,571
Pegatron Corp.	16,000	36,563
PharmaEngine, Inc.	1,000	6,953
Pou Chen Corp.	169,000	211,541
Radiant Opto-Electronics Corp.	3,000	5,865
Shin Kong Financial Holding Co. Ltd.	80,142	15,386
Sitronix Technology Corp.	49,000	145,482
Taiwan Cement Corp.	75,000	60,333
Taiwan Cooperative Financial Holding Co. Ltd.	8	3
Taiwan Fertilizer Co. Ltd.	60,000	75,996
Taiwan Paiho Ltd.	41,000	102,556
Taiwan Semiconductor Manufacturing Co. Ltd.	150,000	645,889
Taiwan Semiconductor Manufacturing Co. Ltd. — ADR	9,630	215,231
Transcend Information, Inc.	3,000	8,127
Uni-President Enterprises Corp.	26,000	43,478
Yuanta Financial Holding Co. Ltd.	547,093	169,886

		4,934,786
Thailand
Airports of Thailand PCL	45,400	480,269
The Bangchak Petroleum PCL	17,200	14,080
Bumrungrad Hospital PCL	35,100	216,106
Central Pattana PCL	259,600	325,113
Delta Electronics Thailand PCL	99,800	221,343
Indorama Ventures PCL	312,200	183,480
IRPC PCL	197,300	23,522
PTT Exploration & Production PCL, Foreign Registered Shares	18,600	29,670
PTT Global Chemical PCL, Foreign Registered Shares	387,400	582,740
Siam Cement PCL, Foreign Registered Shares	3,400	41,333
Thai Oil PCL	51,200	92,062
Thai Union Group PCL	51,100	26,313
Tipco Asphalt PCL	16,900	15,726

		2,251,757
Turkey
BIM Birlesik Magazalar AS	224	3,791
Dogan Sirketler Grubu Holding	112,831	20,689
Enka Insaat ve Sanayi AS	137,733	205,075
Eregli Demir ve Celik Fabrikalari TAS	134,254	140,930
KOC Holding AS	100,336	402,719
Koza Altin Isletmeleri AS	3,271	13,934
Pegasus Hava Tasimaciligi AS	1,743	9,846
TAV Havalimanlari Holding AS	9,047	53,689
Turk Hava Yollari	65,746	163,262

	Shares	Value
Reference Entity — Long
Turkey (continued)
Turk Telekomunikasyon AS	7,661	$14,034

		1,027,969
United Kingdom
British American Tobacco PLC	2,518	138,938
United States
Genpact Ltd.	9,604	229,728
Total Reference Entity — Long		35,972,677

Reference Entity —Short
Brazil
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	(1,109)	(5,889)
CPFL Energia SA — ADR	(3,578)	(29,340)
EcoRodovias Infraestrutura e Logistica SA	(18,700)	(18,654)
Embraer SA — ADR	(19,323)	(556,116)
Petroleo Brasileiro SA, ADR	(12,918)	(31,391)
Telefonica Brasil SA — ADR	(60,841)	(530,533)
Tim Participacoes SA, ADR	(25,100)	(198,541)
Vale SA, ADR	(41,366)	(76,527)

		(1,446,991)
Chile
Banco Santander Chile — ADR	(2,262)	(39,110)
Empresa Nacional de Electricidad SA — ADR	(2,601)	(100,919)
Enersis SA, ADR	(13,818)	(162,914)
Sociedad Quimica y Minera de Chile SA — ADR	(24,755)	(401,774)

		(704,717)
China
AAC Technologies Holdings, Inc.	(25,500)	(163,386)
AviChina Industry & Technology Co. Ltd., Class H	(200,000)	(140,526)
BBMG Corp.	(73,500)	(41,303)
CGN Power Co. Ltd.	(361,000)	(107,055)
China Biologic Products, Inc.	(983)	(126,089)
China Eastern Airlines Corp. Ltd., Class H	(102,000)	(49,801)
China Longyuan Power Group Corp., Class H	(123,000)	(73,494)
China Medical System Holdings Ltd.	(32,000)	(37,619)
China Minsheng Banking Corp. Ltd.	(77,500)	(68,779)
China National Building Material Co. Ltd., Class H	(194,000)	(80,908)
China Oilfield Services Ltd.	(132,000)	(95,836)
China Shanshui Cement Group Ltd.	(763,000)	(112,771)
China Shenhua Energy Co. Ltd.	(11,000)	(16,609)

10	BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	JANUARY 31, 2016

Consolidated Schedule of Investments (continued)	Blackrock Emerging Market Allocation Portfolio

	Shares	Value
Reference Entity — Short
China (continued)
China Shipping Container Lines Co. Ltd., Class H	(33,000)	$(6,420)
China Southern Airlines Co. Ltd., Class H	(82,000)	(49,725)
China Tian Lun Gas Holdings Ltd.	(73,500)	(56,678)
Country Garden Holdings Co. Ltd.	(606,000)	(234,880)
CSR Corp. Ltd., Class H	(10,000)	(9,346)
Fosun International Ltd.	(136,000)	(180,187)
GOME Electrical Appliances Holding Ltd.	(31,000)	(4,345)
Guangshen Railway Co. Ltd.	(48,000)	(20,425)
Guangzhou Automobile Group Co. Ltd., Class H	(18,000)	(15,174)
Guangzhou R&F Properties Co. Ltd.	(52,000)	(56,196)
Haitian International Holdings Ltd.	(11,000)	(13,379)
Hengan International Group Co. Ltd.	(61,000)	(546,433)
Hollysys Automation Technologies Ltd.	(4,619)	(85,036)
Huaneng Renewables Corp. Ltd.	(152,000)	(33,046)
Semiconductor Manufacturing International Corp.	(863,000)	(74,937)
Shenzhou International Group Holdings Ltd.	(21,000)	(112,604)
Shui On Land Ltd.	(1,166,500)	(284,461)
Sichuan Expressway Co. Ltd.	(46,000)	(13,602)
SINA Corp.	(7,516)	(345,360)
Sinopec Engineering Group Co. Ltd.	(40,500)	(34,111)
SOHO China Ltd.	(71,500)	(33,361)
SouFun Holdings Ltd., ADR	(14,108)	(84,084)
Sunac China Holdings Ltd.	(80,000)	(49,835)
Tingyi Cayman Islands Holding Corp.	(198,000)	(226,217)
Tsingtao Brewery Co. Ltd., Class H	(4,000)	(14,283)
Uni-President China Holdings Ltd.	(20,000)	(12,977)
Want Want China Holdings Ltd.	(113,000)	(74,235)
Youku Tudou, Inc., ADR	(10,449)	(284,526)
YY, Inc., ADR	(1,306)	(75,892)
Zhuzhou CSR Times Electric Co. Ltd.	(40,500)	(208,971)

		(4,354,902)
Colombia
Bancolombia SA, ADR	(5,933)	(175,024)
Czech Republic
CEZ	(1,691)	(28,122)
Hong Kong
Beijing Enterprises Holdings Ltd.	(12,500)	(62,411)
Beijing Enterprises Water Group Ltd.	(18,000)	(8,982)

	Shares	Value
Reference Entity — Short
Hong Kong (continued)
Brilliance China Automotive Holdings Ltd.	(172,000)	$(165,834)
China Everbright International Ltd.	(241,000)	(256,286)
China Gas Holdings Ltd.	(8,000)	(10,220)
China Mengniu Dairy Co. Ltd.	(8,000)	(11,161)
China Merchants Holdings International Co. Ltd.	(94,000)	(259,452)
China Resources Gas Group Ltd.	(6,000)	(14,972)
China State Construction International Holdings Ltd.	(18,000)	(29,068)
China Traditional Chinese Medicine Co. Ltd.	(670,000)	(369,770)
CITIC Ltd.	(342,000)	(484,052)
COSCO Pacific Ltd.	(158,000)	(179,337)
Far East Horizon Ltd.	(331,000)	(255,035)
Hopewell Highway Infrastructure Ltd.	(615,500)	(283,428)
Kunlun Energy Co. Ltd.	(318,000)	(239,933)
Lee & Man Paper Manufacturing Ltd.	(127,000)	(71,973)
PAX Global Technology Ltd.	(11,000)	(11,151)
Poly Property Group Co. Ltd.	(144,000)	(39,191)
Shanghai Industrial Holdings Ltd.	(97,000)	(212,834)
Towngas China Co. Ltd.	(219,000)	(105,732)
Yuexiu Property Co. Ltd.	(138,000)	(20,070)

		(3,090,892)
India
MakeMyTrip Ltd.	(5,994)	(111,728)
Indonesia
Charoen Pokphand Indonesia Tbk PT	(191,400)	(47,142)
XL Axiata Tbk PT	(48,200)	(12,938)

		(60,080)
Mexico
Alsea SAB de C.V.	(13,900)	(49,200)
America Movil SAB de C.V. — ADR, Series L	(30,696)	(434,041)
Coca-Cola Femsa SAB de C.V.	(17,000)	(119,502)
Coca-Cola Femsa SAB de C.V., ADR	(4,059)	(284,698)
Fibra Uno Administracion SA de C.V.	(258,688)	(518,581)
Fomento Economico Mexicano SAB de C.V.	(26,900)	(254,811)
Fomento Economico Mexicano SAB de C.V., ADR	(2,216)	(210,121)
Genomma Lab Internacional SAB de C.V.	(99,400)	(66,859)
Grupo Aeroportuario del Sureste SAB de C.V.	(8,140)	(111,277)
Grupo Carso SAB de C.V.	(45,862)	(184,356)

BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	JANUARY 31, 2016	11

Consolidated Schedule of Investments (continued)	Blackrock Emerging Market Allocation Portfolio

	Shares	Value
Reference Entity — Short
Mexico (continued)
Grupo Financiero Banorte SAB de C.V.	(12,300)	$(64,173)
Grupo Financiero Inbursa SAB de C.V.	(33,800)	(54,303)
Grupo Lala SAB de C.V.	(59,900)	(141,876)
Grupo Mexico SAB de C.V.	(281,500)	(545,843)
Grupo Televisa SAB, ADR	(9,138)	(241,974)
Infraestructura Energetica Nova SAB de C.V.	(102,200)	(400,004)
Mexichem SAB de C.V.	(219,321)	(452,481)
Promotora y Operadora de Infraestructura SAB de C.V.	(530)	(6,056)
Telesites SAB de C.V.	(1,892)	(1,149)

		(4,141,305)
Monaco
GasLog Ltd.	(5,428)	(40,547)
Peru
Cia de Minas Buenaventura SAA, ADR	(21,363)	(85,452)
Poland
Bank Pekao SA	(755)	(25,402)
KGHM Polska Miedz SA	(2,028)	(28,708)
Powszechny Zaklad Ubezpieczen SA	(11,750)	(93,623)

		(147,733)
South Africa
Aspen Pharmacare Holdings Ltd.	(547)	(9,313)
Coronation Fund Managers Ltd.	(749)	(2,887)
The Foschini Group Ltd.	(14,883)	(116,149)
Impala Platinum Holdings Ltd.	(5,438)	(11,361)
Imperial Holdings Ltd.	(1,256)	(9,646)
Life Healthcare Group Holdings Ltd.	(17,404)	(38,444)
Nampak Ltd.	(28,660)	(35,437)
Remgro Ltd.	(27,996)	(443,962)
RMB Holdings Ltd.	(4,490)	(16,037)
Woolworths Holdings Ltd.	(577)	(3,414)

		(686,650)
South Korea
Cheil Industries, Inc.	(203)	(25,583)
Daelim Industrial Co. Ltd.	(968)	(63,736)
Halla Visteon Climate Control Corp.	(1,193)	(53,352)
Hite Jinro Co. Ltd.	(2,042)	(50,978)
Hyundai Glovis Co. Ltd.	(84)	(14,420)
Hyundai Heavy Industries Co. Ltd.	(649)	(50,461)
Korea Aerospace Industries Ltd.	(629)	(37,559)
LG Display Co. Ltd., ADR	(8,219)	(74,382)
LG International Corp.	(2,987)	(77,653)
POSCO, ADR	(3,176)	(117,798)

	Shares	Value
Reference Entity — Short
South Korea (continued)
S-1 Corp.	(900)	$(76,570)
Samsung Fine Chemicals Co. Ltd.	(1,793)	(56,750)
Samsung SDI Co. Ltd.	(32)	(2,532)
Samsung Techwin Co. Ltd.	(5,333)	(145,356)
SK Telecom Co. Ltd. — ADR	(20,219)	(398,516)

		(1,245,646)
Switzerland
Luxoft Holding, Inc.	(2,118)	(159,019)
Taiwan
Advanced Semiconductor Engineering, Inc., ADR	(26,267)	(140,528)
Asustek Computer, Inc.	(18,000)	(145,927)
Chang Hwa Commercial Bank	(645,210)	(323,335)
Cheng Shin Rubber Industry Co. Ltd.	(122,000)	(188,528)
Chicony Electronics Co. Ltd.	(2,000)	(4,153)
Compal Electronics, Inc.	(52,000)	(30,282)
CTBC Financial Holding Co. Ltd.	(152,421)	(71,591)
Delta Electronics, Inc.	(49,000)	(207,399)
Evergreen Marine Corp. Taiwan Ltd.	(270,250)	(94,725)
Far EasTone Telecommunications Co. Ltd.	(77,000)	(159,141)
Giant Manufacturing Co. Ltd.	(13,000)	(85,844)
President Chain Store Corp.	(38,000)	(251,277)
Quanta Computer, Inc.	(299,000)	(476,589)
Taiwan Mobile Co. Ltd.	(68,000)	(204,598)
Vanguard International Semiconductor Corp.	(36,000)	(51,681)
Wistron Corp.	(361,392)	(205,358)

		(2,640,956)
Thailand
Advanced Info Service PCL	(800)	(3,784)
Turkey
Anadolu Efes Biracilik Ve Malt Sanayii AS	(13,109)	(81,284)
Emlak Konut Gayrimenkul Yatirim Ortakligi	(177,415)	(155,375)
Turkcell Iletisim Hizmetleri AS — ADR	(57,914)	(513,118)
Turkiye Is Bankasi	(10,671)	(16,758)

		(766,535)
United States
AES Corp.	(50,502)	(479,769)
Total Reference Entity — Short		(20,369,852)
Net Value of Reference Entity — Goldman Sachs & Co.		$15,602,825

12	BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	JANUARY 31, 2016

Consolidated Schedule of Investments (continued)	Blackrock Emerging Market Allocation Portfolio

The following table represents the individual long position and related values of the equity security underlying the total return swap with Goldman Sachs & Co. as of January 31, 2016, expiration dates 5/19/16 – 7/27/23:

	Shares	Value
Reference Entity — Long
Eurasian Natural Resources Corp. PLC	448	$1,388
Net Value of Reference Entity — Goldman Sachs & Co.		$1,388

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with UBS AG as of January 31, 2016, expiration date 8/08/16:
	Shares	Value
Reference Entity — Long
Brazil
AMBEV SA	44,700	$208,536
Banco Bradesco SA, Preference Shares	50,320	228,338
Banco do Brasil SA	31,000	107,343
Braskem SA, Preference A Shares	27,500	165,008
BRF SA	6,500	78,378
Cia Brasileira de Distribuicao Grupo Pao de Acucar	2,500	23,895
Cia Energetica de Minas Gerais, Preference Shares	34,600	51,124
Cia Energetica de Sao Paulo, Preference ‘B’ Shares	16,000	52,763
Equatorial Energia SA	900	8,139
Fibria Celulose SA	5,600	61,687
Gerdau SA, Preference Shares	65,400	58,863
Itau Unibanco Holding SA, Preference Shares	28,450	177,466
Itausa — Investimentos Itau SA, Preference Shares	31,400	54,011
JBS SA	118,700	320,506
Kroton Educacional SA	37,700	80,116
Marfrig Global Foods SA	27,700	42,245
Metalurgica Gerdau SA, Preference Shares	134,900	34,738
MRV Engenharia e Participacoes SA	10,700	24,477
Multiplus SA	5,900	46,760
Rumo Logistica Operadora	14,049	—
Transmissora Alianca de Energia Eletrica SA	5,600	24,347

		1,848,740
Chile
Aguas Andinas SA, Class A	124,546	62,461
Banco Santander Chile SA	545,445	23,656

	Shares	Value
Reference Entity — Long
Chile (continued)
Empresa Nacional de Electricidad SA	6,671	$8,694

		94,811
China
3SBio, Inc.	54,000	65,466
Agricultural Bank of China Ltd., Class H	281,000	100,305
Air China Ltd., Class H	48,000	31,207
Angang Steel Co. Ltd.	14,000	6,126
Anhui Expressway Co. Ltd., Class H	86,000	68,216
Bank of China Ltd., Class H	212,000	83,013
Bank of Communications Co. Ltd., Class H	238,000	145,508
Beijing Capital International Airport Co. Ltd., Class H	6,000	5,451
BYD Electronic International Co. Ltd.	6,000	2,536
China Cinda Asset Management Co. Ltd.	246,000	77,407
China CITIC Bank Corp. Ltd., Class H	19,000	11,126
China Communications Services Corp. Ltd., Class H	192,000	75,612
China Construction Bank Corp., Class H	81,000	49,450
China Everbright Bank Co. Ltd., Class H	219,000	103,165
China Galaxy Securities Co. Ltd., Class H	264,500	195,667
China International Marine Containers Group Co. Ltd., Class H	4,300	6,732
China Lesso Group Holdings Ltd.	66,000	35,919
China Life Insurance Co. Ltd., Class H	14,000	33,943
China Machinery Engineering Corp.	85,000	58,745
China Pacific Insurance Group Co. Ltd., Class H	60,600	213,836
China Petroleum & Chemical Corp. Class H	130,000	73,442
China Railway Construction Corp. Ltd., Class H	72,500	72,809
China Railway Group Ltd., Class H	33,000	23,830
China Telecom Corp. Ltd., Class H	288,000	135,459
China Unicom Hong Kong Ltd.	124,000	137,381
China Vanke Co. Ltd., Class H	32,500	74,444
CITIC Securities Co. Ltd., Class H	75,000	145,915
CNOOC Ltd.	101,000	102,942
CSPC Pharmaceutical Group Ltd.	40,000	33,829
Dalian Wanda Commercial Properties Co. Ltd., Class H	1,700	8,207

BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	JANUARY 31, 2016	13

Consolidated Schedule of Investments (continued)	Blackrock Emerging Market Allocation Portfolio

	Shares	Value
Reference Entity — Long
China (continued)
Datang International Power Generation Co. Ltd., Class H	12,000	$3,206
Dongfeng Motor Group Co. Ltd., Class H	106,000	126,187
Fuyao Glass Industry Group Co. Ltd.	1,600	3,259
GF Securities Co. Ltd., Class H	13,200	26,631
Great Wall Motor Co. Ltd., Class H	60,500	46,711
Greentown China Holdings Ltd.	17,000	12,909
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	32,000	71,101
Haitong Securities Co. Ltd., Class H	43,200	65,789
Huadian Power International Corp. Ltd., Class H	20,000	11,956
Huaneng Power International, Inc., Class H	200,000	164,550
Huatai Securities Co. Ltd., Class H	31,200	58,396
Industrial & Commercial Bank of China Ltd., Class H	88,000	45,799
Jiangsu Expressway Co. Ltd., Class H	30,000	36,097
Jiangxi Copper Co. Ltd., Class H	46,000	46,668
Lenovo Group Ltd.	12,000	10,772
Longfor Properties Co. Ltd.	72,000	91,984
Lonking Holdings Ltd.	105,000	13,598
Metallurgical Corp. of China Ltd.	172,000	39,960
New China Life Insurance Co. Ltd., Class H	10,800	36,992
On-Bright Electronics, Inc.	3,000	21,595
People’s Insurance Co. Group of China Ltd., Class H	175,000	70,197
PICC Property & Casualty Co. Ltd., Class H	40,000	68,422
Ping An Insurance Group Co. of China Ltd., Class H	4,000	18,123
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	68,500	132,704
Shenzhen Expressway Co. Ltd.	22,000	17,579
Sihuan Pharmaceutical Holdings Group Ltd.	323,000	41,512
Sinopec Shanghai Petrochemical Co. Ltd., Class H	336,000	136,244
Sinopharm Group Co. Ltd., Class H	58,000	206,022
Sinotrans Ltd., Class H	62,000	28,359
Tencent Holdings Ltd.	21,600	405,793
Tianjin Capital Environmental Protection Group Co. Ltd.	110,000	70,695
Tianneng Power International Ltd.	98,000	73,277
Weichai Power Co. Ltd., Class H	27,000	25,873
Xinjiang Goldwind Science & Technology Co. Ltd.	5,000	6,545

	Shares	Value
Reference Entity — Long
China (continued)
ZTE Corp., Class H	11,200	$20,354

		4,433,547
Colombia
Almacenes Exito SA	763	3,171
Cementos Argos SA	1,951	5,825
Corp. Financiera Colombiana SA	206	2,275
Ecopetrol SA	26,107	8,192
Grupo Argos SA	1,923	9,783
Grupo de Inversiones Suramericana SA	1,587	17,308
Interconexion Electrica SA	4,360	9,776
Isagen SA ESP	8,850	10,596

		66,926
Czech Republic
O2 Czech Republic AS	591	6,060
Greece
Alpha Bank AE	680	1,379
Eurobank Ergasias SA	617	513
FF Group	218	3,425
Hellenic Telecommunications Organization SA	2,017	17,562
JUMBO SA	476	5,056
National Bank of Greece SA	844	233
OPAP SA	1,808	13,402
Piraeus Bank SA	145	29
Titan Cement Co. SA	329	6,344

		47,943
Hong Kong
Belle International Holdings Ltd.	17,000	11,454
CGN Meiya Power Holdings Co. Ltd.	44,000	6,553
China Everbright Ltd.	22,000	45,743
China High Speed Transmission Equipment Group Co. Ltd.	9,000	6,943
China Huarong Energy Co. Ltd.	166,000	4,555
China Jinmao Holdings Group Ltd.	350,000	91,605
China Mobile Ltd.	33,500	367,970
China Resources Cement Holdings Ltd.	450,000	109,019
China Resources Enterprise Ltd.	4,000	6,379
China Resources Land Ltd.	4,000	9,886
China Resources Power Holdings Co. Ltd.	52,000	88,455
China Taiping Insurance Holdings Co. Ltd.	12,000	25,332
Geely Automobile Holdings Ltd.	50,000	21,525
Guangdong Investment Ltd.	78,000	99,796
Haier Electronics Group Co. Ltd.	41,000	72,380
Huabao International Holdings Ltd.	49,000	18,268
KWG Property Holding Ltd.	158,000	100,154
Nine Dragons Paper Holdings Ltd.	43,000	27,116

14	BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	JANUARY 31, 2016

Consolidated Schedule of Investments (continued)	Blackrock Emerging Market Allocation Portfolio

	Shares	Value
Reference Entity — Long
Hong Kong (continued)
Shenzhen Investment Ltd.	12,000	$4,639
Shimao Property Holdings Ltd.	9,500	13,394
Sino Biopharmaceutical Ltd.	78,000	53,749
Skyworth Digital Holdings Ltd.	214,000	111,202

		1,296,117
Hungary
MOL Hungarian Oil & Gas PLC	7,758	377,207
Richter Gedeon Nyrt	225	4,391

		381,598
Adaro Energy Tbk PT	532,100	20,545
Adhi Karya Persero Tbk PT	38,600	7,222
AKR Corporindo Tbk PT	21,600	11,596
Bank Negara Indonesia Persero Tbk PT	52,900	19,075
Gudang Garam Tbk PT	1,000	4,264
Indofood Sukses Makmur Tbk PT	391,500	178,140
Matahari Department Store Tbk PT	65,900	77,366
Pembangunan Perumahan Persero Tbk PT	302,500	86,166
Telekomunikasi Indonesia Persero Tbk PT	1,034,300	253,754
United Tractors Tbk PT	154,700	197,717

		855,845
Malaysia
Astro Malaysia Holdings Bhd	25,500	17,169
British American Tobacco Malaysia Bhd	9,800	136,563
IOI Corp. Bhd	41,200	48,284
KNM Group Bhd	685,300	81,853
MISC Bhd	15,400	32,609
Petronas Chemicals Group Bhd	87,100	151,207
Tenaga Nasional Bhd	57,500	188,638
Top Glove Corp. BHD	15,200	19,883
Westports Holdings Bhd	47,200	46,232
YTL Power International Bhd	89,700	31,782

		754,220
Netherlands
Steinhoff International Holdings NV	7,831	37,614
Philippines
Energy Development Corp.	800,400	92,643
Globe Telecom, Inc.	2,645	103,932
Megaworld Corp.	83,000	6,262
Metro Pacific Investments Corp.	245,000	28,425

		231,262
Poland
Bank Handlowy w Warszawie SA	1,296	23,824
Enea SA	16,580	47,828
Energa SA	6,465	21,490

	Shares	Value
Reference Entity — Long
Poland (continued)
PGE SA	13,126	$44,615
Polski Koncern Naftowy Orlen SA	8,779	134,636
Polskie Gornictwo Naftowe i Gazownictwo SA	20,139	25,703
Powszechna Kasa Oszczednosci Bank Polski SA	1,020	6,177
Tauron Polska Energia SA	229,267	152,678

		456,951
Qatar
Ezdan Holding Group QSC	805	2,960
Qatar National Bank	590	26,709

		29,669
Russia
Aeroflot — Russian Airlines OJSC	103,800	69,659
AK Transneft OAO, Preference Shares	1	2,563
Alrosa AO	42,800	34,991
Gazprom OAO — ADR	4,128	14,914
Inter Rao Ues OAO	3,066,000	55,561
Lukoil PJSC — ADR	506	17,214
Magnitogorsk Iron & Steel Works OJSC	216,200	54,506
Magnitogorsk Iron & Steel Works OJSC, — GDR	3,836	12,197
MMC Norilsk Nickel	278	32,506
Mobile Telesystems — ADR	2,879	20,153
Mobile TeleSystems OJSC	29,740	89,422
Moscow Exchange MICEX-RTS OAO	73,370	93,201
Rosneft Oil Co.	10,650	38,521
Rosneft Oil Co. OJSC	1,300	4,671
Sberbank of Russia	42,960	55,130
Severstal OAO	4,820	39,640
Severstal PAO, — GDR	9,620	78,042
Sistema JSFC	146,500	34,189
Sistema JSFC — GDR	3,384	19,086
Surgutneftegas OAO	7,200	3,542
Tatneft OAO	8,490	37,950
Tatneft PAO, — ADR	3,183	86,899
Uralkali OJSC	1,670	3,799
Uralkali PJSC — GDR	4,371	49,593

		947,949
South Africa
AngloGold Ashanti Ltd.	721	6,225
Barclays Africa Group Ltd.	6,012	54,839
Barloworld Ltd.	1,431	6,411
Bidvest Group Ltd.	1,042	24,063
Clicks Group Ltd.	13,420	73,414
FirstRand Ltd.	90,570	256,937
Hyprop Investments Ltd.	8,542	54,541
Investec Ltd.	1,543	10,043

BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	JANUARY 31, 2016	15

Consolidated Schedule of Investments (continued)	Blackrock Emerging Market Allocation Portfolio

	Shares	Value
Reference Entity — Long
South Africa (continued)
Kumba Iron Ore Ltd.	9,032	$19,925
Mediclinic International Ltd.	9,588	72,907
MMI Holdings Ltd.	4,280	6,131
Mondi Ltd.	1,952	32,299
Mr Price Group Ltd.	3,443	35,533
MTN Group Ltd.	22,925	202,586
Naspers Ltd., Class N	510	64,450
Netcare Ltd.	134,922	287,085
Pick n Pay Stores Ltd.	7,577	28,039
PSG Group Ltd.	699	8,046
Sappi Ltd.	8,131	37,038
Sibanye Gold Ltd.	47,093	104,822
Standard Bank Group Ltd.	6,237	44,407
Telkom SA SOC Ltd.	7,793	31,564
Truworths International Ltd.	5,669	35,209
Vodacom Group Ltd.	2,733	25,075

		1,521,589
South Korea
Amorepacific Corp.	37	12,612
Asiana Airlines, Inc.	2,065	7,916
Cell Biotech Co. Ltd.	194	11,116
Coway Co. Ltd.	1,060	87,228
Hyundai Development Co-Engineering & Construction	71	2,698
Hyundai Engineering & Construction Co. Ltd.	977	30,139
Hyundai Mipo Dockyard	205	12,560
Hyundai Mobis Co. Ltd.	2,196	477,083
Hyundai Steel Co.	2,350	96,596
Hyundai Wia Corp.	554	49,155
Kangwon Land, Inc.	1,026	35,439
KB Financial Group, Inc.	1,957	50,060
KEPCO Plant Service & Engineering Co. Ltd.	36	3,002
Kia Motors Corp.	880	33,412
Kolmar BNH Co. Ltd.	2,668	90,980
Korea Electric Power Corp.	1,984	87,094
Korea Gas Corp.	2,246	70,474
Korea Investment Holdings Co. Ltd.	1,649	64,517
KT Corp.	3,713	85,608
KT Skylife Co. Ltd.	484	6,084
KT&G Corp.	69	5,957
Kumho Petrochemical Co. Ltd.	335	14,268
LG Chem Ltd.	15	3,753
LG Display Co. Ltd.	1,402	25,768
LG Electronics, Inc.	324	15,797
LG Household & Health Care Ltd.	135	112,538
LG Innotek Co. Ltd.	78	5,416
LG Life Sciences Ltd.	159	9,316
LG Uplus Corp.	494	4,006
Lotte Chemical Corp.	228	53,028
LOTTE Himart Co. Ltd.	586	27,677

	Shares	Value
Reference Entity — Long
South Korea (continued)
Lotte Shopping Co. Ltd.	43	$8,554
LS Corp.	838	26,375
NAVER Corp.	424	223,562
Neowiz Games Corp.	452	6,150
NongShim Co. Ltd.	179	69,977
Orion Corp.	87	75,165
Poongsan Corp.	1,410	28,727
POSCO	413	61,904
Posco ICT Co. Ltd.	1	4
S-Oil Corp.	330	21,726
Samsung Card Co. Ltd.	222	7,074
Samsung Electronics Co. Ltd.	611	591,113
Shinhan Financial Group Co. Ltd.	2,716	87,789
SK Hynix, Inc.	4,549	104,996
SK Innovation Co. Ltd.	344	38,017
SK Networks Co. Ltd.	702	3,213
SKC Co. Ltd.	2,390	62,246
Sungwoo Hitech Co. Ltd.	9,115	63,085
Yuhan Corp.	96	26,847

		3,097,821
Taiwan
AcBel Polytech, Inc.	4,000	2,892
AU Optronics Corp.	590,000	153,432
Catcher Technology Co. Ltd.	19,000	141,366
Cathay Financial Holding Co. Ltd.	100,000	109,213
Chaun-Choung Technology Corp.	2,000	8,864
Compeq Manufacturing Co. Ltd.	33,000	18,999
Eclat Textile Co. Ltd.	3,000	42,748
Elite Advanced Laser Corp.	30,000	114,959
Everlight Electronics Co. Ltd.	64,000	107,089
Feng TAY Enterprise Co. Ltd.	570	3,066
First Financial Holding Co. Ltd.	132,600	60,526
FocalTech Systems Co. Ltd.	6,310	5,383
Formosa Chemicals & Fibre Corp.	33,000	71,220
Foxconn Technology Co. Ltd.	68,680	133,046
Fubon Financial Holding Co. Ltd.	58,000	64,039
General Interface Solution Holding Ltd.	12,000	32,682
Gintech Energy Corp.	24,000	23,302
Highwealth Construction Corp.	5,400	5,015
Hon Hai Precision Industry Co. Ltd.	155,510	365,853
Hon Hai Precision Industry Co. Ltd. — GDR	31,386	148,191
Hota Industrial Manufacturing Co. Ltd.	17,000	71,454
Innolux Corp.	896,311	256,174
Inotera Memories, Inc.	267,000	230,130
Inventec Co. Ltd.	58,000	43,506
King Yuan Electronics Co. Ltd.	240,000	159,954
Lite-On Technology Corp.	22,425	23,860
Merry Electronics Co. Ltd.	6,000	10,139
Micro-Star International Co. Ltd.	232,000	294,386

16	BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	JANUARY 31, 2016

Consolidated Schedule of Investments (continued)	Blackrock Emerging Market Allocation Portfolio

	Shares	Value
Reference Entity — Long
Taiwan (continued)
Nan Ya Plastics Corp.	2,000	$3,500
Nanya Technology Corp.	19,000	22,817
PChome Online, Inc.	8,476	76,875
Pegatron Corp.	37,000	84,551
Pou Chen Corp.	185,000	231,569
Ruentex Industries Ltd.	36,000	59,139
Shin Kong Financial Holding Co. Ltd.	14,572	2,798
Siliconware Precision Industries Co.	6,626	10,261
SinoPac Financial Holdings Co. Ltd.	13,957	3,753
Sitronix Technology Corp.	52,000	154,389
Taiwan Fertilizer Co. Ltd.	41,000	51,930
Taiwan Semiconductor Manufacturing Co. Ltd.	100,000	430,593
Transcend Information, Inc.	7,000	18,963
Uni-President Enterprises Corp.	24,840	41,538
Yuanta Financial Holding Co. Ltd.	136,160	42,281
Zhen Ding Technology Holding Ltd.	45,000	95,662

		4,032,107
Thailand
Airports of Thailand PCL	18,500	195,704
Bangchak Petroleum PCL	8,600	7,040
Central Pattana PCL	115,300	144,397
Charoen Pokphand Foods PCL	8,100	4,420
Delta Electronics Thailand PCL	92,700	205,597
Indorama Ventures PCL	274,800	161,500
IRPC PCL	287,400	34,264
Jasmine International PCL	766,200	66,901
PTT Exploration & Production PCL, Foreign Registered Shares	96,100	153,298
PTT Global Chemical PCL, Foreign Registered Shares	37,500	56,409
Siam Cement PCL, Foreign Registered Shares	2,200	26,745
Thai Oil PCL	65,600	117,954
Thai Union Group PCL	77,800	40,062
Tipco Asphalt PCL	44,500	41,408

		1,255,699
Turkey
Arcelik AS	17,254	90,135
BIM Birlesik Magazalar AS	13,408	226,924
Dogus Otomotiv Servis ve Ticaret	5,062	18,691
Enka Insaat ve Sanayi AS	222,324	331,025
Eregli Demir ve Celik Fabrikalari TAS	244,047	256,183
KOC Holding AS	60,506	242,853
Koza Altin Isletmeleri AS	16,554	70,518
Pegasus Hava Tasimaciligi AS	1,596	9,016
TAV Havalimanlari Holding AS	37,497	222,526
Tofas Turk Otomobil Fabrikasi AS	7,007	48,457

	Shares	Value
Reference Entity — Long
Turkey (continued)
Tupras Turkiye Petrol Rafinerileri AS	6,438	$163,652
Turk Hava Yollari	103,513	257,046
Turk Telekomunikasyon AS	71,217	130,457
Turkiye Garanti Bankasi AS	11,679	29,514
Vestel Beyaz Esya Sanayi ve Ticaret	1,616	5,830

		2,102,827
United Arab Emirates
DP World Ltd.	184	3,247
Emaar Malls Group PJSC	15,694	9,786
Emaar Properties PJSC	11,503	15,489

		28,522
United Kingdom
BHP Billiton PLC	5,088	49,311
British American Tobacco PLC	5,770	318,376

		367,687
Total Reference Entity — Long		23,895,504

Reference Entity — Short
Brazil
CETIP SA — Mercados Organizados	(4,700)	(44,934)
Cielo SA	(66,440)	(562,609)
Cosan SA Industria e Comercio	(18,200)	(114,393)
EcoRodovias Infraestrutura e Logistica SA	(2,900)	(2,893)
Klabin SA	(78,700)	(413,196)
Odontoprev SA	(47,179)	(119,133)
Raia Drogasil SA	(1,900)	(19,704)
Souza Cruz SA	(14,623)	(99,441)
Vale SA	(3,800)	(6,878)
WEG SA	(14,900)	(57,591)

		(1,440,772)
China
AAC Technologies Holdings, Inc.	(8,500)	(54,462)
BBMG Corp.	(95,000)	(53,385)
CGN Power Co. Ltd.	(46,000)	(13,641)
China Conch Venture Holdings Ltd.	(2,500)	(4,044)
China Longyuan Power Group Corp., Class H	(5,000)	(2,988)
China Medical System Holdings Ltd.	(17,000)	(19,985)
China Minsheng Banking Corp. Ltd.	(1,500)	(1,331)
China National Building Material Co. Ltd., Class H	(26,000)	(10,843)
China Oilfield Services Ltd.	(6,000)	(4,356)
China Shanshui Cement Group Ltd.	(23,000)	(3,399)
China Shipping Container Lines Co. Ltd., Class H	(43,000)	(8,365)

BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	JANUARY 31, 2016	17

Consolidated Schedule of Investments (continued)	Blackrock Emerging Market Allocation Portfolio

	Shares	Value
Reference Entity — Short
China (continued)
China Southern Airlines Co. Ltd., Class H	(26,000)	$(15,767)
Country Garden Holdings Co. Ltd.	(10,000)	(3,876)
CSR Corp. Ltd., Class H	(39,000)	(36,448)
Fosun International Ltd.	(4,448)	(5,893)
GOME Electrical Appliances Holding Ltd.	(156,000)	(21,867)
Guangshen Railway Co. Ltd.	(90,000)	(38,297)
Guangzhou R&F Properties Co. Ltd.	(13,200)	(14,265)
Haitian International Holdings Ltd.	(19,000)	(23,108)
Hengan International Group Co. Ltd.	(500)	(4,479)
Huaneng Renewables Corp. Ltd.	(56,000)	(12,175)
Kingsoft Corp. Ltd.	(35,000)	(76,044)
Li Ning Co. Ltd.	(120,500)	(55,596)
Semiconductor Manufacturing International Corp.	(13,000)	(1,129)
Shenzhou International Group Holdings Ltd.	(4,000)	(21,449)
Shui On Land Ltd.	(266,500)	(64,988)
Sichuan Expressway Co. Ltd.	(32,000)	(9,462)
Sinopec Engineering Group Co. Ltd.	(6,000)	(5,054)
SOHO China Ltd.	(32,000)	(14,931)
Sunac China Holdings Ltd.	(3,000)	(1,869)
Tingyi Cayman Islands Holding Corp.	(2,000)	(2,285)
Want Want China Holdings Ltd.	(23,000)	(15,110)
West China Cement Ltd.	(170,000)	(35,052)
Xinyi Solar Holdings Ltd.	(802,000)	(257,741)
Zhuzhou CSR Times Electric Co. Ltd.	(2,000)	(10,320)

		(924,004)
Czech Republic
CEZ	(2,748)	(45,700)
Hong Kong
Beijing Enterprises Water Group Ltd.	(202,000)	(100,799)
Brilliance China Automotive Holdings Ltd.	(32,000)	(30,853)
China Everbright International Ltd.	(1,000)	(1,063)
China Mengniu Dairy Co. Ltd.	(7,000)	(9,766)
China Merchants Holdings International Co. Ltd.	(2,000)	(5,520)
China Resources Gas Group Ltd.	(4,000)	(9,982)
China Singyes Solar Technologies Holdings Ltd.	(47,000)	(22,453)
CITIC Ltd.	(8,000)	(11,323)
COSCO Pacific Ltd.	(40,000)	(45,402)
Far East Horizon Ltd.	(30,000)	(23,115)
Hopewell Highway Infrastructure Ltd.	(5,000)	(2,302)

	Shares	Value
Reference Entity — Short
Hong Kong (continued)
Kunlun Energy Co. Ltd.	(28,000)	$(21,126)
Lee & Man Paper Manufacturing Ltd.	(1,000)	(567)
Poly Property Group Co. Ltd.	(37,000)	(10,070)
Shanghai Industrial Holdings Ltd.	(13,000)	(28,524)
Towngas China Co. Ltd.	(19,000)	(9,173)
WH Group Ltd.	(84,500)	(48,386)
Yuexiu Property Co. Ltd.	(48,000)	(6,981)

		(387,405)
Hungary
OTP Bank PLC	(3,147)	(66,946)
India
Larsen & Toubro Ltd. — GDR	(9,710)	(156,816)
Reliance Industries Ltd., — GDR	(6,723)	(203,707)

		(360,523)
Indonesia
Tower Bersama Infrastructure Tbk PT	(86,700)	(40,034)
Malaysia
Gamuda Bhd	(154,200)	(169,934)
IJM Corp. BHD	(6,200)	(5,163)
UMW Holdings BHD	(40,300)	(68,271)

		(243,368)
Russia
Magnit OJSC — GDR	(1,570)	(61,617)
MegaFon OAO — GDR	(7,211)	(86,546)
NovaTek OAO — GDR	(438)	(38,065)

		(186,228)
South Africa
Aspen Pharmacare Holdings Ltd.	(12,495)	(212,729)
Coronation Fund Managers Ltd.	(3,572)	(13,771)
Discovery Holdings Ltd.	(4,903)	(39,972)
Foschini Group Ltd.	(8,289)	(64,688)
Impala Platinum Holdings Ltd.	(6,541)	(13,665)
Imperial Holdings Ltd.	(1,369)	(10,514)
Life Healthcare Group Holdings Ltd.	(98,765)	(218,162)
Nampak Ltd.	(84,295)	(104,227)
Rand Merchant Insurance Holdings Ltd.	(4,944)	(12,355)
Resilient REIT Ltd.	(28,059)	(209,581)
RMB Holdings Ltd.	(3,167)	(11,312)
Woolworths Holdings Ltd.	(61,494)	(363,846)

		(1,274,822)
South Korea
CJ Corp.	(199)	(49,169)
Daelim Industrial Co. Ltd.	(116)	(7,638)

18	BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	JANUARY 31, 2016

Consolidated Schedule of Investments (continued)	Blackrock Emerging Market Allocation Portfolio

	Shares	Value
Reference Entity — Short
South Korea (continued)
Daewoo International Corp.	(2,988)	$(38,776)
Daewoo Securities Co. Ltd.	(3,204)	(21,321)
Daou Technology, Inc.	(244)	(4,198)
Dongbu Insurance Co. Ltd.	(612)	(34,761)
Doosan Heavy Industries & Construction Co. Ltd.	(1,237)	(17,533)
Halla Visteon Climate Control Corp.	(218)	(9,749)
Hankook Tire Co. Ltd.	(5,610)	(218,779)
Hanwha Chemical Corp.	(7,295)	(160,498)
Hanwha Life Insurance Co. Ltd.	(5,254)	(30,370)
Hyundai Department Store Co. Ltd.	(764)	(81,863)
Hyundai Glovis Co. Ltd.	(357)	(61,284)
Hyundai Marine & Fire Insurance Co. Ltd.	(381)	(10,315)
KB Insurance Co. Ltd.	(1,425)	(35,480)
KCC Corp.	(139)	(51,166)
Korea Aerospace Industries Ltd.	(2,479)	(148,026)
Lotte Chilsung Beverage Co. Ltd.	(4)	(7,284)
NCSoft Corp.	(880)	(173,241)
Samsung Electro-Mechanics Co. Ltd.	(8,900)	(413,214)
Samsung Electronics Co. Ltd., — GDR	(401)	(190,281)
Samsung Fine Chemicals Co. Ltd.	(85)	(2,690)
Samsung Fire & Marine Insurance Co. Ltd.	(171)	(42,685)
Samsung SDI Co. Ltd.	(2,998)	(237,190)
Samsung Securities Co. Ltd.	(844)	(26,850)
Samsung Techwin Co. Ltd.	(1,144)	(31,181)

		(2,105,542)
Taiwan
Asustek Computer, Inc.	(10,000)	(81,070)

	Shares	Value
Reference Entity — Short
Taiwan (continued)
Compal Electronics, Inc.	(188,000)	$(109,482)
Delta Electronics, Inc.	(51,573)	(218,289)
Largan Precision Co. Ltd.	(3,000)	(215,320)
President Chain Store Corp.	(3,000)	(19,838)
Quanta Computer, Inc.	(32,000)	(51,006)
Vanguard International Semiconductor Corp.	(163,000)	(234,002)
Wistron Corp.	(705,539)	(400,917)

		(1,329,924)
Thailand
Advanced Info Service PCL	(15,200)	(71,890)
Bangkok Bank PCL	(2,400)	(10,378)
Bangkok Dusit Medical Services PCL	(294,500)	(181,319)
Banpu PCL	(15,900)	(7,476)
BTS Group Holdings PCL	(35,500)	(8,097)
CP ALL PCL	(472,600)	(538,962)
Krung Thai Bank PCL	(405,500)	(197,459)
Minor International PCL	(3,400)	(3,211)
PTT PCL	(86,600)	(571,961)
Siam Commercial Bank PCL	(3,000)	(10,914)

		(1,601,667)
Turkey
Akbank TAS	(107,699)	(263,191)
Emlak Konut Gayrimenkul Yatirim Ortakligi	(480,289)	(420,623)

		(683,814)
United Kingdom
Anglo American PLC	(2,819)	(11,313)
Total Reference Entity — Short		(10,702,062)
Net Value of Reference Entity — UBS AG		$13,193,442

BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	JANUARY 31, 2016	19

Consolidated Schedule of Investments (continued)	Blackrock Emerging Market Allocation Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Corporate Bonds	—	$5,172,594	—	$5,172,594
Foreign Agency Obligations	—	2,605,973	—	2,605,973
Foreign Government Obligations	—	22,992,772	—	22,992,772
Investment Companies	$2,754,996	—	—	2,754,996
Short-Term Securities	15,190,850	—	—	15,190,850

Total	$17,945,846	$30,771,339	—	$48,717,185

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity Contracts	$31,437	—	—	$31,437
Foreign Currency Exchange Contracts	—	$141,616	—	141,616
Interest Rate Contracts	—	118,186	—	118,186
Liabilities:
Equity Contracts	—	(3,241,765)	—	(3,241,765)
Foreign Currency Exchange Contracts	—	(47,779)	—	(47,779)
Interest Rate Contracts	—	(14,742)	—	(14,742)

Total	$31,437	$(3,044,484)	—	$(3,013,047)

20	BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	JANUARY 31, 2016

Consolidated Schedule of Investments (concluded)	Blackrock Emerging Market Allocation Portfolio

[1]	Derivative financial instruments are swaps, financial futures contracts and foreign currency exchange contracts which are valued at the unrealized appreciation (depreciation) of the investment.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$9,355	—	—	$9,355
Cash pledged for financial futures contracts	104,480	—	—	104,480
Cash pledged as collateral for OTC derivatives	6,653,382	—	—	6,653,382
Foreign currency at value	20,600	—	—	20,600
Total	$6,787,817	—	—	$6,787,817

During the period ended January 31, 2016, there were no transfers between levels.

BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	JANUARY 31, 2016	21

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

 Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date:	March 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date:	March 22, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date:	March 22, 2016